SUPPLEMENT DATED FEBRUARY 7, 2011

TO THE STATEMENT OF ADDITIONAL INFORMATION DATED DECEMBER 31, 2010,

AS PREVIOUSLY SUPPLEMENTED JANUARY 18, 2011

NUVEEN STRATEGY AGGRESSIVE GROWTH ALLOCATION FUND

NUVEEN STRATEGY GROWTH ALLOCATION FUND

NUVEEN STRATEGY BALANCED FUND

NUVEEN STRATEGY CONSERVATIVE ALLOCATION FUND

In the section “Purchase and Redemption of Fund Shares—Class A Shares—Reducing Class A Sales Charges—Elimination of Sales Charge on Class A Shares,” the last bullet point is hereby deleted.

PLEASE KEEP THIS WITH YOUR

FUND’S STATEMENT OF ADDITIONAL INFORMATION

FOR FUTURE REFERENCE

MGN-FASF-0211P